Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of Income Data by Operating Segment
Result by
segment

12.31.2024
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated*	Total
Revenue	2,208.6	720.9	1,762.7	1,636.5	66.0	6,394.7	—	6,394.7
Cost of sales and services	(2,008.9)	(590.9)	(1,407.7)	(1,179.0)	(55.1)	(5,241.6)	—	(5,241.6)
Gross profit	199.7	130.0	355.0	457.5	10.9	1,153.1	—	1,153.1
Operating income (expense)	(144.5)	(85.4)	(149.0)	(187.5)	(67.3)	(633.7)	148.1	(485.6)

Operating income (loss) before financial result	55.2	44.6	206.0	270.0	(56.4)	519.4	148.1	667.5

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated*	Total
Revenue	1,846.8	515.4	1,408.2	1,417.6	80.5	5,268.5	—	5,268.5
Cost of sales and services	(1,698.3)	(429.6)	(1,134.8)	(1,039.0)	(57.2)	(4,358.9)	—	(4,358.9)
Gross profit	148.5	85.8	273.4	378.6	23.3	909.6	—	909.6
Operating income (expense)	(124.6)	(57.5)	(146.6)	(163.4)	(55.9)	(548.0)	(47.1)	(595.1)

Operating income (loss) before financial result	23.9	28.3	126.8	215.2	(32.6)	361.6	(47.1)	314.5

12.31.2022
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated*	Total
Revenue	1,543.9	412.6	1,244.4	1,266.7	72.8	4,540.4	—	4,540.4
Cost of sales and services	(1,382.3)	(326.9)	(953.2)	(912.5)	(53.3)	(3,628.2)	—	(3,628.2)
Gross profit	161.6	85.7	291.2	354.2	19.5	912.2	—	912.2
Operating income (expense)	(145.5)	(76.4)	(141.5)	(203.4)	(386.4)	(953.2)	(69.5)	(1,022.7)

Operating income (loss) before financial result	16.1	9.3	149.7	150.8	(366.9)	(41.0)	(69.5)	(110.5)

(*)
Unallocated items from operating income (expense) include certain corporate demands not directly related to the operating segments. In 2024, it mainly includes the reimbursement of expenses received as a result of the arbitration (Note 32).

Summary of Revenue by Geographic Area and Operating Segment
Revenue by geographic area and operating segment

12.31.2024
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
North America	1,615.6	0.1	1,330.3	835.1	0.1	3,781.2
Europe	440.8	384.6	204.1	408.0	—	1,437.5
Asia Pacific	29.0	60.2	35.3	131.7	—	256.2
Latin America, except Brazil	95.4	81.2	36.7	53.9	—	267.2
Brazil	0.3	181.9	156.3	127.0	65.9	531.4
Others	27.5	12.9	—	80.8	—	121.2

Total	2,208.6	720.9	1,762.7	1,636.5	66.0	6,394.7

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
North America	1,489.4	1.0	1,054.1	737.8	—	3,282.3
Europe	293.8	304.9	226.9	305.1	—	1,130.7
Asia Pacific	—	67.1	20.1	117.3	—	204.5
Latin America, except Brazil	32.2	—	21.4	44.6	—	98.2
Brazil	4.2	141.9	85.7	141.4	80.5	453.7
Others	27.2	0.5	—	71.4	—	99.1

Total	1,846.8	515.4	1,408.2	1,417.6	80.5	5,268.5

12.31.2022
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
North America	1,234.7	2.9	914.1	706.0	—	2,857.7
Europe	234.9	194.0	212.6	242.8	0.1	884.4
Asia Pacific	—	3.6	—	97.3	—	100.9
Latin America, except Brazil	—	1.4	20.0	31.6	—	53.0
Brazil	2.4	210.2	87.8	132.1	72.7	505.2
Others	71.9	0.5	9.9	56.9	—	139.2

Total	1,543.9	412.6	1,244.4	1,266.7	72.8	4,540.4

Summary of Revenue by Category and Operating Segment
Revenue by category and operating segment

12.31.2024
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
Aircraft	2,199.8	—	1,762.7	—	40.5	4,003.0
Long-term contracts - aircraft and development	—	661.2	—	—	—	661.2
Others	8.8	16.5	—	17.9	0.3	43.5
Service	—	42.2	—	1,172.0	15.0	1,229.2
Spare Parts	—	1.0	—	446.6	10.2	457.8

Total	2,208.6	720.9	1,762.7	1,636.5	66.0	6,394.7

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
Aircraft	1,834.1	13.2	1,408.2	—	44.7	3,300.2
Long-term contracts - aircraft and development	—	457.3	—	—	—	457.3
Others	12.7	—	—	17.7	0.7	31.1
Service	—	41.3	—	956.3	24.0	1,021.6
Spare Parts	—	3.6	—	443.6	11.1	458.3

Total	1,846.8	515.4	1,408.2	1,417.6	80.5	5,268.5

12.31.2022
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
Aircraft	1,540.6	26.0	1,244.4	—	31.1	2,842.1
Long-term contracts - aircraft and development	—	312.4	—	—	—	312.4
Others	3.3	6.5	—	1.4	0.8	12.0
Service	—	59.5	—	838.1	35.2	932.8
Spare Parts	—	8.2	—	427.2	5.7	441.1

Total	1,543.9	412.6	1,244.4	1,266.7	72.8	4,540.4

Summary of Assets by Operating Segment
Assets by operating segment

12.31.2024
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Property, plant and equipment	625.7	177.5	465.3	656.8	16.0	1,941.3	—	1,941.3
Intangible assets	1,202.9	126.3	923.1	39.2	211.4	2,502.9	—	2,502.9
Right of use	4.2	4.2	14.4	80.3	1.6	104.7	—	104.7

Total	1,832.8	308.0	1,402.8	776.3	229.0	4,548.9	—	4,548.9

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Property, plant and equipment	544.9	176.1	447.5	594.0	8.2	1,770.7	—	1,770.7
Intangible assets	1,191.4	92.9	905.2	31.0	82.6	2,303.1	27.9	2,331.0
Right of use	4.5	5.0	16.1	60.9	1.5	88.0	—	88.0

Total	1,740.8	274.0	1,368.8	685.9	92.3	4,161.8	27.9	4,189.7

Summary of Assets by Geographical Area
Assets by geographic area

12.31.2024
	North America	Europe	Asia Pacific	Brazil	Total
Property, plant and equipment	449.1	398.5	76.4	1,017.3	1,941.3
Intangible assets	279.1	73.8	—	2,150.0	2,502.9
Right of use	72.0	15.0	1.4	16.3	104.7

Total	800.2	487.3	77.8	3,183.6	4,548.9

12.31.2023
	North America	Europe	Asia Pacific	Brazil	Total
Property, plant and equipment	399.2	336.1	69.6	965.8	1,770.7
Intangible assets	158.5	55.3	—	2,117.2	2,331.0
Right of use	63.0	3.2	2.1	19.7	88.0

Total	620.7	394.6	71.7	3,102.7	4,189.7